7. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Accounts payable and accrued expenses - related party	$ 241,748	$ 148,019
Accrued interest- related party	489,079	426,054
Accrued salary	609
Shareholder
Accounts payable and accrued expenses - related party	13,796	12,718
Accrued salary	1,243,642	1,094,153
Chief Operating Officer
Accrued salary	$ 5,490	$ 1,748